Net fee and commissions expense	12 Months Ended
Dec. 31, 2017
Net fee and commissions expense
Net fee and commissions expense

Note 3. Net fee and commissions expense

	Consolidated Group
Skr mn	2017	2016	2015
Fee and commissions earned were related to(1)
Financial consultants’ commissions	—	—	0
Other commissions earned	3	3	2

Total	3	3	2

Commissions incurred were related to(1)
Depot and bank fees	-6	-7	-6
Brokerage	-4	-4	-2
Other commissions incurred	-21	-21	0

Total	-31	-32	-8

Net fee and commissions expense	-28	-29	-6

(1)	Skr -24 million (2016: Skr -26 million; 2015: Skr -3 million) includes financial assets and liabilities not measured at fair value through profit or loss.